Accounts and notes receivables, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts and notes receivables, net
Notes receivable	¥ 7,474			¥ 4,588
Accounts receivable	68,046			78,332
Less: allowance for doubtful accounts	(35,104)			(34,969)
Accounts receivable, net	40,416		$ 6,034	¥ 47,951
Write-off of bad debt allowance	¥ 135	¥ 4,495